ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

March 4, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”)

File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of each of its series, Meehan Focus Fund and Stralem Equity Fund (collectively, the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that (i) the forms of Prospectus and Statement of Additional Information for each that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 132 (SEC Accession No. 0001398344-19-003590) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on February 28, 2019.

Please direct any comments or questions to the undersigned at 513.869.4327. Thank you.

Very truly yours,

/s/ Matthew J. Beck

Matthew J. Beck

Secretary of the Trust